Document and Entity Information	Mar. 02, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001142417
Document Type	8-K
Document Period End Date	Mar. 02, 2020
Entity Registrant Name	Nexstar Media Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-50478
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	(972)
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	NXST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false